Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	36,000,000,000	36,000,000,000
Ordinary shares, shares issued (in Shares)	5,855,009	5,855,009
Ordinary shares, shares outstanding (in Shares)	5,855,009	5,855,009
Preferred shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in Shares)	10,000,000	10,000,000
Preferred shares, shares issued (in Shares)
Preferred shares, shares outstanding (in Shares)